Loans (Tables)	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Summary of Loans

Loans consisted of the following at December 31:

(Dollars in thousands)	2016	2015

Commercial	$134,268	$123,143
Commercial real estate	159,475	148,775
Residential real estate	144,489	125,775
Construction & land development	23,428	15,452
Consumer	13,308	9,268

Total loans before deferred costs	474,968	422,413
Deferred loan costs	481	458

Total loans	$475,449	$422,871

Summary of Allowance for Loan Losses

Summary of Allowance for Loan Losses

(Dollars in thousands)	Commercial	Commercial Real Estate	Residential Real Estate	Construction & Land Development	Consumer	Unallocated	Total

December 31, 2016
Beginning balance	$1,664	$1,271	$1,086	$123	$86	$432	$4,662
Provision for loan losses	626	(291)	110	55	113	(120)	493
Charge-offs	(297)	(50)	(12)	–	(59)		(418)
Recoveries	214	334	5	–	1		554

Net charge-offs	(83)	284	(7)	–	(58)		136

Ending balance	$2,207	$1,264	$1,189	$178	$141	$312	$5,291

December 31, 2015
Beginning balance	$1,289	$1,524	$1,039	$142	$60	$327	$4,381
Provision for loan losses	285	(205)	161	(19)	62	105	389
Charge-offs	(109)	(61)	(132)	–	(46)		(348)
Recoveries	199	13	18	–	10		240

Net charge-offs	90	(48)	(114)	–	(36)		(108)

Ending balance	$1,664	$1,271	$1,086	$123	$86	$432	$4,662

December 31, 2014
Beginning balance	$1,219	$1,872	$1,205	$178	$91	$520	$5,085
Provision for loan losses	1,047	23	(164)	(36)	(34)	(193)	643
Charge-offs	(1,005)	(379)	(27)	–	(11)		(1,422)
Recoveries	28	8	25	–	14		75

Net charge-offs	(977)	(371)	(2)	–	3		(1,347)

Ending balance	$1,289	$1,524	$1,039	$142	$60	$327	$4,381

Allowances for Loan Losses and Ending Balances by Portfolio Segment and Impairment Method

The following table presents the balance in the allowance for loan losses and the ending loan balances by portfolio segment and impairment method as of December 31:

(Dollars in thousands)	Commercial	Commercial Real Estate	Residential Real Estate	Construction & Land Development	Consumer	Unallocated	Total
2016
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$705	$–	$24	$–	$–	$–	$729
Collectively evaluated for impairment	1,502	1,264	1,165	178	141	312	4,562

Total ending allowance balance	$2,207	$1,264	$1,189	$178	$141	$312	$5,291

Loans:

Loans individually evaluated for impairment	$5,028	$621	$1,507	$–	$–		$7,156
Loans collectively evaluated for impairment	129,240	158,854	142,982	23,428	13,308		467,812

Total ending loans balance	$134,268	$159,475	$144,489	$23,428	$13,308		$474,968

2015
Allowance for loan losses:
Ending allowance balances attributable to loans:
Individually evaluated for impairment	$299	$64	$26	$–	$–	$–	$389
Collectively evaluated for impairment	1,365	1,207	1,060	123	86	432	4,273

Total ending allowance balance	$1,664	$1,271	$1,086	$123	$86	$432	$4,662

Loans:

Loans individually evaluated for impairment	$6,127	$1,064	$1,533	$–	$–		$8,724
Loans collectively evaluated for impairment	117,016	147,711	124,242	15,452	9,268		413,689

Total ending loans balance	$123,143	$148,775	$125,775	$15,452	$9,268		$422,413

Schedule of Impairment by Class of Loans

The following table presents loans individually evaluated for impairment by class of loans as of December 31:

(Dollars in thousands)	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment	Interest Income Recognized
2016
Commercial	$5,476	$1,690	$3,354	$5,044	$705	$6,609	$241
Commercial real estate	796	600	21	621	–	786	10
Residential real estate	1,681	1,036	472	1,508	24	1,507	61
Construction & land development	–	–	–	–	–	–	–

Total impaired loans	$7,953	$3,326	$3,847	$7,173	$729	$8,902	$312

2015
Commercial	$6,541	$5,832	$301	$6,133	$299	$5,972	$230
Commercial real estate	1,265	670	393	1,063	64	1,420	18
Residential real estate	1,689	967	568	1,535	26	1,671	61
Construction & land development	–	–	–	–	–	–	–

Total impaired loans	$9,495	$7,469	$1,262	$8,731	$389	$9,063	$309

2014
Commercial	$7,011	$5,889	$37	$5,926	$–	$6,739	$208
Commercial real estate	1,836	950	728	1,678	109	2,723	90
Residential real estate	1,721	885	730	1,615	75	1,796	61
Construction & land development	–	–	–	–	–	–	–

Total impaired loans	$10,568	$7,724	$1,495	$9,219	$184	$11,258	$359

Schedule of Aging of Past Due and Nonaccrual Loans

The following table presents the aging of past due and nonaccrual loans by class of loans as of December 31:

(Dollars in thousands)	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days + Past Due	Nonaccrual	Total Past Due and Nonaccrual	Total Loans
2016
Commercial	$133,630	$151	$62	$–	$425	$638	$134,268
Commercial real estate	158,504	435	–	39	497	971	159,475
Residential real estate	142,926	816	61	196	490	1,563	144,489
Construction & land development	23,428	–	–	–	–	–	23,428
Consumer	13,234	21	16	–	37	74	13,308

Total loans	$471,722	$1,423	$139	$235	$1,449	$3,246	$474,968

2015
Commercial	$122,760	$34	$172	$–	$177	$383	$123,143
Commercial real estate	147,920	–	59	–	796	855	148,775
Residential real estate	124,408	486	173	105	603	1,367	125,775
Construction & land development	15,452	–	–	–	–	–	15,452
Consumer	9,105	163	–	–	–	163	9,268

Total loans	$419,645	$683	$404	$105	$1,576	$2,768	$422,413

Summary of Troubled Debt Restructurings

Loan modifications that are considered TDRs completed during the year ended December 31 were as follows:

(Dollars in thousands)	Number Of Loans Restructured	Pre-Modification Recorded Investment	Post-Modification Recorded Investment
2016
Commercial	4	$3,607	$3,607
Residential real estate	1	101	101

Total restructured loans	5	$3,708	$3,708

2015
Commercial	1	$148	$148
Residential real estate	5	307	307

Total restructured loans	6	$455	$455

Summary of Loans by Credit Quality Indicator

Based on the most recent analysis performed, the risk category of loans by class was as follows at December 31:

(Dollars in thousands)	Pass	Special Mention	Substandard	Doubtful	Not Rated	Total
2016
Commercial	$116,739	$6,874	$9,704	$–	$951	$134,268
Commercial real estate	149,630	4,168	4,766	–	911	159,475

Residential real estate	216	–	175	–	144,098	144,489
Construction & land development	17,183	981	504	–	4,760	23,428
Consumer	–	–	–	–	13,308	13,308

Total	$283,768	$12,023	$15,149	$–	$164,028	$474,968

2015
Commercial	$112,229	$3,100	$7,044	$–	$770	$123,143
Commercial real estate	141,621	2,742	3,150	–	1,262	148,775
Residential real estate	190	–	213	–	125,372	125,775
Construction & land development	11,015	944	–	–	3,493	15,452
Consumer	–	–	–	–	9,268	9,268

Total	$265,055	$6,786	$10,407	$–	$140,165	$422,413

Schedule of Loans Not Rated by Class of Loans

The following table presents loans that are not rated, by class of loans as of December 31:

(Dollars in thousands)	Performing	Nonperforming	Total

2016
Commercial	$951	$–	$951
Commercial real estate	911	–	911
Residential real estate	143,440	658	144,098
Construction & land development	4,760	–	4,760
Consumer	13,271	37	13,308

Total	$163,333	$695	$164,028

2015
Commercial	$770	$–	$770
Commercial real estate	1,262	–	1,262
Residential real estate	124,700	672	125,372
Construction & land development	3,493	–	3,493
Consumer	9,268	–	9,268

Total	$139,493	$672	$140,165